Operating Lease (Details) - Schedule of Recognized Operating Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recognized Operating Lease Liabilities [Abstract]
Right-of-use assets	$ 270,248	$ 492,984
Operating lease liabilities, current	79,736	162,576
Operating lease liabilities, non-current	73,596	167,428
Operating lease liabilities	$ 153,332	$ 330,004
Weighted-average remaining lease term of operating leases	2 years 3 months 3 days	2 years 3 months 29 days
Weighted-average discount rate of operating leases	4.43%	4.62%